Commonwealth Annuity and Life Insurance Company	commonwealthannuity.com
132 Turnpike Road, Suite 210	* 800.9171909
Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax

Commonwealth Annuity and Life Insurance Company
a Goldman Sachs Company

ANNUAL REPORT — 12/31/2012

FOR CONTRACT HOLDERS OF:	THE FULCRUM FUNDSM

March 19, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Subj:	Fulcrum Separate Account
1940 Act Registration Number: 811-7799
1933 Act Registration Numbers: 333-11377
CIK: 00001020506
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Fulcrum Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	February 25, 2013
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	February 28, 2013
Delaware VIP Trust (Standard Class)	814230	March 4, 2013
Gabelli Capital Series Funds Inc. (Class AAA)	901246	March 8, 2013
Lazard Retirement Series Inc. (Service Shares)	1033669	March 11, 2013
Lincoln Variable Insurance Products Trust (Standard Class)	1033669	February 25, 2013
MFS® Variable Insurance TrustSM (Initial Class)	918571	February 28, 2013
Oppenheimer Variable Account Funds (Non-Service Shares)	752737	February 27, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel and Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772